Intangible Assets, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 23, 2021	May 20, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Impairment Of Intangible Assets					¥ 0	¥ 0		¥ 0
Manufacturing License [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Impairment Of Intangible Assets						0	¥ 0
Zhipeng Kongjian [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Business combination indfeinitely lived intangible assets acquired	¥ 250,000
Impairment Of Intangible Assets						¥ 0
Related Party Of The Acquiree [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Equity method investment ownership percentage				100.00%	100.00%
Business combination intangible asset acquistion cash consideration payable				¥ 510,000
Cash consideration			¥ 16,000
Related Party Of The Acquiree [Member] | Zhipeng Kongjian [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Equity method investment ownership percentage		100.00%
Business combination intangible asset acquistion cash consideration payable		¥ 250,000
Share Transfer Agreement [Member] | Including Manufacturing License Subject To Regulatory Approval [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Business combination intangible assets acquired				¥ 494,000	¥ 494,000